UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23377)

Tidal ETF Trust
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal ETF Trust

234 West Florida Street, Suite 203

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

Registrant's telephone number, including area code

Date of fiscal year end: July 31

Date of reporting period: January 31, 2024

Item 1. Reports to Stockholders.

(a)

FolioBeyond Alternative Income and Interest Rate Hedge ETF
Ticker: RISR

Semi-Annual Report

January 31, 2024

FolioBeyond Alternative Income and Interest Rate Hedge ETF

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

1

FolioBeyond Alternative Income and Interest Rate Hedge ETF

PORTFOLIO ALLOCATION at January 31, 2024 (Unaudited)

Sector	% of Total Net Assets
Mortgage-Backed Securities(1)	92.8%
Cash & Cash Equivalents(2)	7.2
Total	100.0%

(1)Includes interest-only securities.

(2)Represents short-term investments and liabilities in excess of other assets.

ALLOCATION OF OTHER FINANCIAL INSTRUMENTS at January 31, 2024 (Unaudited)

Security Type	% of Total Net Assets
Open Reverse Repurchase Agreements	(6.78)%
(6.78)%

FolioBeyond Alternative Income and Interest Rate Hedge ETF

2	The accompanying notes are an integral part of these financial statements.

SCHEDULE OF INVESTMENTS at January 31, 2024 (Unaudited)

	Par	Value
MORTGAGE-BACKED SECURITIES - 92.8%
COLLATERALIZED MORTGAGE OBLIGATIONS(a) - 92.8%
Federal Home Loan Mortgage Corporation REMICS
Series 4591, Class QI, 3.50%, 04/15/2046	$2,919,402	$450,124
Series 4912, Class PI, 4.00%, 06/25/2049	1,117,347	212,420
Series 4998, Class GI, 4.00%, 08/25/2050	2,140,932	426,420
Series 5018, Class IN, 5.50%, 10/25/2050	3,853,627	934,900
Series 5023, Class IB, 4.50%, 10/25/2050	4,032,287	834,074
Series 5070, Class IH, 3.50%, 02/25/2051	4,476,361	855,890
Series 5086, Class BI, 3.00%, 03/25/2051	3,971,433	663,936
Series 5094, Class CI, 3.50%, 04/25/2036	5,326,854	554,278
Series 5100, Class GI, 2.50%, 05/25/2051	7,441,561	1,102,132
Series 5102, Class MI, 4.50%, 04/25/2051	7,931,803	1,751,483
Series 5115, Class IK, 4.50%, 12/25/2050	5,223,556	1,261,633
Series 5116, Class CI, 3.00%, 06/25/2051	2,495,219	367,621
Series 5145, Class IH, 3.00%, 09/25/2051	1,878,999	307,602
Series 5159, Class BI, 3.00%, 03/25/2050	1,284,508	218,909
Series 5162, Class CI, 3.00%, 11/25/2050	12,184,551	2,028,736
Series 5169, Class IY, 4.00%, 01/25/2049	5,440,041	1,099,154
Series 5205, Class PI, 3.00%, 03/25/2052	10,775,888	1,172,945
Series 5227, Class BI, 3.50%, 08/25/2048	3,514,948	450,228
Series 5228, Class DI, 4.50%, 01/25/2046	8,036,897	1,190,947
Series 5236, Class UI, 4.00%, 12/15/2047	12,083,407	1,904,017
Series 5267, Class GI, 5.00%, 07/25/2047	3,300,533	365,543
Series 5274, Class PI, 5.50%, 02/25/2044	3,040,303	401,783
Federal Home Loan Mortgage Corporation Strips, Series 363, Class C18, Pool S1-5439, 4.50%, 09/15/2048	2,516,030	484,371

	Par	Value
Federal National Mortgage Association REMICS
Series 2018-1, Class IY, 4.50%, 02/25/2048	$4,176,127	$898,320
Series 2018-56, Class IO, 4.00%, 08/25/2048	1,743,864	340,765
Series 2020-20, Class GI, 3.50%, 04/25/2050	2,445,840	444,132
Series 2020-44, Class AI, 4.00%, 07/25/2050	2,010,554	393,092
Series 2020-78, Class KI, 4.00%, 07/25/2049	7,874,398	1,487,673
Series 2020-8, Class CI, 3.50%, 02/25/2050	1,665,594	279,830
Series 2021-17, Class IG, 4.00%, 02/25/2051	1,570,342	318,839
Series 2021-26, Class EI, 3.50%, 05/25/2041	1,169,522	166,621
Series 2021-30, Class NI, 4.50%, 03/25/2048	3,886,196	582,141
Series 2021-36, Class HI, 3.50%, 06/25/2051	3,782,900	715,218
Series 2021-49, Class GI, 2.50%, 10/25/2048	6,098,362	806,230
Series 2021-73, Class EI, 3.50%, 11/25/2051	1,084,073	193,098
Series 2021-79, Class LI, 3.00%, 11/25/2051	3,136,204	465,685
Series 2022-87, Class BI, 5.50%, 11/25/2048	1,604,901	190,059
Government National Mortgage Association
Series 11/20/2050, Class IC, 2.50%, 11/20/2050	5,423,457	310,074
Series 2019-151, Class DI, 3.50%, 11/20/2048	4,675,359	762,952
Series 2020-1, Class PI, 4.50%, 01/20/2050(c)	8,611,755	1,742,759
Series 2020-151, Class QI, 4.50%, 10/20/2050	8,603,328	1,786,069
Series 2020-167, Class EI, 4.50%, 02/20/2049	3,800,604	753,266
Series 2020-167, Class ID, 4.00%, 11/20/2050	7,971,407	1,539,452
Series 2020-17, Class BI, 5.00%, 02/20/2050	627,584	120,875
Series 2020-191, Class UE, 4.00%, 12/20/2050	970,266	188,974
Series 2020-51, Class EI, 4.50%, 01/20/2050	3,734,622	724,914
Series 2021-161, Class IC, 4.50%, 09/20/2051	2,296,532	299,698
Series 2021-161, Class XI, 3.50%, 09/20/2051	2,431,746	432,937

FolioBeyond Alternative Income and Interest Rate Hedge ETF

The accompanying notes are an integral part of these financial statements.	3

	Par	Value
Government National Mortgage Association (Continued)
Series 2021-58, Class EI, 3.50%, 04/20/2051	$4,790,402	$794,804
Series 2022-218, Class EI, 5.50%, 12/20/2050(c)	10,303,265	1,401,997
Series 2022-34, Class TI, 3.50%, 06/20/2049	5,908,032	849,201
Series 2022-6, Class PI, 3.50%, 01/20/2052(c)	20,873,120	2,996,569
Series 2022-61, Class GI, 3.00%, 11/20/2046	14,124,089	1,894,341
Series 2022-65, Class HI, 4.00%, 01/20/2050	5,568,560	804,767
Series 2022-81, Class GI, 3.50%, 03/20/2052(c)	43,607,434	5,138,208
Series 2022-90, Class QI, 4.00%, 11/20/2047	6,328,480	599,745
Series 2023-18, Class IB, 5.00%, 02/20/2053(c)	15,192,977	3,217,832

TOTAL MORTGAGE-BACKED SECURITIES
(Cost $48,219,583)		52,680,283

	Shares
SHORT-TERM INVESTMENTS - 12.2%
Money Market Funds - 12.2%
First American Government Obligations Fund - Class X, 5.29%(b)	6,948,941	6,948,941
TOTAL SHORT-TERM INVESTMENTS
(Cost $6,948,941)		6,948,941

TOTAL INVESTMENTS - 105.0%
(Cost $55,168,524)		59,629,224
Liabilities in Excess of Other Assets - (5.0)%		(2,814,815)
TOTAL NET ASSETS - 100.0%		$56,814,409

Percentages are stated as a percent of net assets.

(a)Interest only security.

(b)The rate shown represents the annualized seven-day effective yield as of January 31, 2024.

(c)All or a portion of this security has been pledged as collateral for reverse repurchase agreements. The total value of assets committed as collateral as of January 31, 2024 is $14,497,367.

SCHEDULE OF INVESTMENTS at January 31, 2024 (Unaudited)

FolioBeyond Alternative Income and Interest Rate Hedge ETF

4	The accompanying notes are an integral part of these financial statements.

Schedule of Open Reverse Repurchase Agreements as of January 31, 2024 (Unaudited)

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
StoneX	6.35%	1/5/2024	2/8/2024	$(3,609,107)	$(3,592,000)
StoneX	6.35%	1/5/2024	2/8/2024	(260,223)	(259,000)
				$(3,869,340)	$(3,851,000)

FolioBeyond Alternative Income and Interest Rate Hedge ETF

The accompanying notes are an integral part of these financial statements.	5

STATEMENT OF ASSETS AND LIABILITIES at January 31, 2024 (Unaudited)

Assets:
Investments in securities, at value (Cost $55,168,524) (Note 2)	$59,629,224
Deposits at broker	50,212
Receivables:
Interest	1,087,741
Total assets	60,767,177

Liabilities:
Investments payable	34,348
Payables:
Reverse repurchase agreements	3,851,000
Interest payable for reverse repurchase agreements	18,340
Due from custodian	969
Management fees (Note 4)	48,111
Total liabilities	3,952,768
Net Assets	$56,814,409

Components of Net Assets:
Paid-in capital	$56,914,025
Total distributable (accumulated) earnings (losses)	(99,616)
Net assets	$56,814,409

Net Asset Value (unlimited shares authorized):
Net assets	$56,814,409
Shares of beneficial interest issued and outstanding	1,770,000
Net asset value	$32.10

FolioBeyond Alternative Income and Interest Rate Hedge ETF

6	The accompanying notes are an integral part of these financial statements.

STATEMENT OF OPERATIONS For the Six-Months Ended January 31, 2024 (Unaudited)

Investment Income:
Interest income	$2,932,946
Total investment income	2,932,946

Expenses:
Management fees (Note 4)	329,758
Interest expenses for reverse repurchase agreements	92,779
Total expenses	422,537
Net investment income (gain)	2,510,409

Realized and Unrealized Gain (Loss):
Net realized gain (loss) on investments	27,409
Change in net unrealized appreciation/depreciation on investments	(959,766)
Net realized and unrealized gain (loss) on investments	(932,357)
Net increase (decrease) in net assets resulting from operations	$1,578,052

FolioBeyond Alternative Income and Interest Rate Hedge ETF

The accompanying notes are an integral part of these financial statements.	7

STATEMENTS OF CHANGES IN NET ASSETS

	Six-Months Ended January 31, 2024 (Unaudited)	Year Ended July 31, 2023

Increase (Decrease) in Net Assets From:

Operations:
Net investment income (loss)	$2,510,409	$5,276,625
Net realized gain (loss)	27,409	(2,465,605)
Change in net unrealized appreciation/depreciation	(959,766)	7,331,779
Net increase (decrease) in net assets resulting from operations	1,578,052	10,142,799

Distributions to Shareholders:
Net distributions to shareholders	(2,816,445)	(5,058,172)

Capital Share Transactions:
Net increase (decrease) in net assets derived from net changes in outstanding shares(1)	1,513,901	(49,889,659)
Total increase (decrease) in net assets	275,508	(44,805,032)

Net Assets:
Beginning of period/year	56,538,901	101,343,933
End of period/year	$56,814,409	$56,538,901

(1)Summary of share transactions is as follows:

	Six-Months Ended January 31, 2024 (Unaudited)		Year Ended July 31, 2023
	Shares	Value	Shares	Value
Shares sold	675,000	$22,606,448	950,000	$29,730,715
Shares redeemed	(650,000)	(21,136,290)	(2,575,000)	(79,729,835)
Variable fees	—	43,743	—	109,461
Net increase (decrease)	25,000	$1,513,901	(1,625,000)	$(49,889,659)

FolioBeyond Alternative Income and Interest Rate Hedge ETF

8	The accompanying notes are an integral part of these financial statements.

FINANCIAL HIGHLIGHTS For a capital share outstanding throughout each period

	Six-Months Ended January 31, 2024 (Unaudited)		Year Ended July 31, 2023		Period Ended July 31, 2022(1)
Net asset value, beginning of period/year	$32.40		$30.07		$25.00

Income from Investment Operations:
Net investment income (loss)(2)	1.26		2.25		0.89
Net realized and unrealized gain (loss)(3)	(0.17)		2.25		4.53
Total from investment operations	1.09		4.50		5.42

Less Distributions:
From net investment income	(1.41)		(2.22)		(0.46)
Total distributions	(1.41)		(2.22)		(0.46)

Capital Share Transactions:
Variable fees(11)	0.02		0.05		0.11

Net asset value, end of period/year	$32.10		$32.40		$30.07
Total return(4)	3.18	%(5)	15.56%		22.14	%(5)

Ratios / Supplemental Data:
Net assets, end of period/year (millions)	$56.8		$56.5		$101.3
Portfolio turnover rate(6)	27	%(5)	24%		50	%(5)
Ratio of expenses to average net assets	1.27	%(7)(8)	1.13	%(7)	0.99	%(8)
Ratio of net investment income (loss) to average net assets	7.52	%(8)(10)	7.17	%(9)	3.35	%(8)

(1)The Fund commenced operations on September 30, 2021. The information presented is from September 30, 2021 to July 31, 2022.

(2)Calculated using average shares outstanding method.

(3)Net realized and unrealized gain (loss) per share in the caption are balancing amounts necessary to reconcile the change in the net asset value per share for the period, and may not reconcile with the aggregate gain (loss) in the Statement of Operations due to share transactions for the period.

(4) The total return is based on the Fund’s net asset value.

(5)Not annualized.

(6)Excludes the impact of in-kind transactions.

(7)The ratio of expenses to average net assets includes interest expense. The expense ratio excluding interest expense was 0.99% for the six-months ended January 31, 2024 and year ended July 31, 2023, respectively.

(8)Annualized.

(9)The net investment income (loss) ratio includes interest expense of 0.14%.

(10)The net investment income (loss) ratio includes interest expense from reverse repurchase agreements of 0.28%.

(11)Variable fees per share and realized/unrealized gain/loss per share have been restated to present variable fees separately.

9

FolioBeyond Alternative Income and Interest Rate Hedge ETF

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited)

NOTE 1 – ORGANIZATION

The FolioBeyond Alternative Income and Interest Rate Hedge ETF (the “Fund”) is a non-diversified series of shares of beneficial interest of Tidal ETF Trust (the “Trust”). The Trust was organized as a Delaware statutory trust on June 4, 2018 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Trust is governed by the Board of Trustees (the “Board”). Tidal Investments LLC (f/k/a Toroso Investments, LLC) (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Fund and FolioBeyond, LLC (the “Sub-Adviser”) serves as sub-adviser to the Fund. The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services—Investment Companies.” The Fund commenced operations on September 30, 2021.

The investment objective of the Fund is to provide current income and protect against rising interest rates.

NOTE 2 – SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

A.Security Valuation. Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on the NASDAQ Stock Market, LLC (“NASDAQ”)), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents (“Independent Pricing Agents”) each day that the Fund is open for business.

Debt securities are valued by using an evaluated mean of the bid and asked prices provided by Independent Pricing Agents. The Independent Pricing Agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Reverse repurchase agreements are valued at their acquisition cost, and assessed for credit adjustments, which represents fair value.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a fund may cause the net asset value (“NAV”) of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

10

FolioBeyond Alternative Income and Interest Rate Hedge ETF

As described above, the Fund utilizes various methods to measure the fair value of its investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 –

Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –

Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –

Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The following is a summary of the inputs used to value the Fund’s investments as of January 31, 2024:

	Level 1	Level 2	Level 3	Total
Assets:
Collateralized Mortgage Obligations	$—	$52,680,283	$—	$52,680,283
Money Market Funds	6,948,941	—	—	6,948,941
Total Assets	$6,948,941	$52,680,283	$—	$59,629,224

Liabilities:
Reverse Repurchase Agreements	$—	$(3,851,000)	$—	$(3,851,000)
Total Liabilities	$—	$(3,851,000)	$—	$(3,851,000)

B.Derivative Investments. The Fund may purchase options on bonds or swaps to mitigate the risk of downward movement in interest rates. An option is a contract that gives the purchaser of the option, in return for the premium paid, the right to buy an underlying reference instrument, such as a specified security, currency, index, or other instrument, from the writer of the option (in the case of a call option), or to sell a specified reference instrument to the writer of the option (in the case of a put option) at a designated price during the term of the option. The premium paid by the buyer of an option will reflect, among other things, the relationship of the exercise price to the market price and the volatility of the underlying reference instrument, the remaining term of the option, supply, demand, interest rates and/or currency exchange rates. An American style put or call option may be exercised at any time during the option period while a European style put or call option may be exercised only upon expiration or during a fixed period prior thereto. Put and call options are traded on national securities exchanges and in the OTC market. Options traded on national securities exchanges are within the jurisdiction of the SEC or other appropriate national securities regulator, as are securities traded on such exchanges. As a result, many of the protections provided to traders on organized exchanges will be available with respect to such transactions. In particular, all option positions entered into on a national securities exchange in the United States are cleared and guaranteed by the Options Clearing Corporation, thereby reducing the risk of counterparty default. Furthermore, a liquid secondary market in options traded on a national securities exchange may be more readily available than in the OTC market, potentially permitting the Fund to liquidate open positions at a profit prior to exercise or expiration, or to limit losses in the event of adverse market movements. There is no assurance, however, that higher than anticipated trading activity or other unforeseen events might not temporarily render the capabilities of the Options Clearing Corporation inadequate, and thereby result in the exchange instituting special procedures which may interfere with the timely execution of a Fund’s orders to close out open options positions.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

11

FolioBeyond Alternative Income and Interest Rate Hedge ETF

The Fund has adopted authoritative standards regarding disclosure about derivatives and hedging activities and how they affect the Fund’s Statement of Assets and Liabilities and Statement of Operations. As of January 31, 2024, the Fund did not hold any options or other derivative instruments and therefore there was no impact to the Fund’s Statement of Assets and Liabilities as of that date.

To achieve its Duration Target, the Fund may also invest, to a lesser extent, in mortgage-backed securities (“MBS”) coupon swaps and MBS inverse IOs (“Inverse IOs”). MBS coupon swaps are transactions that involve the sale of one MBS and the simultaneous purchase of another MBS, which may be with different agencies and have different coupon payments. MBS inverse IOs are also funded through interest only payments, however, an inverse IO is a leveraged position and the payment received is adjusted based on the current level of a floating interest rate. Inverse IOs are created from a structured collateralized mortgage obligation (“CMO”) where the coupon formula is determined based on the difference between the underlying CMO tranche coupon and a floating rate (e.g., 1-month LIBOR), subject to a floor. The resulting coupon payment is based on the principal balance of the underlying CMO tranche. An Inverse IO, therefore, will exhibit a combination of its coupon rate declining as short-term interest rates rise (and vice versa for falling short-term interest rates) along with sensitivity to prepayments as the present value of interest cash flows will increase as prepayments decline (and vice versa for rising prepayment rates).Since both prepayment and yield curve components increase the risk of Inverse IOs, they will be utilized infrequently and only when valuations are determined by the Sub-Adviser to be attractive.

C.Reverse Repurchase Agreements. The Fund may enter into reverse repurchase agreements, which involve the sale of securities held by the Fund subject to its agreement to repurchase the securities at an agreed-upon date or upon demand and at a price reflecting a market rate of interest. Reverse repurchase agreements are subject to the Fund’s limitation on borrowings and may be entered into only with banks or securities dealers or their affiliates. While a reverse repurchase agreement is outstanding, the Fund will maintain the segregation, either on its records or with its custodian bank, of cash or other liquid securities, marked-to-market daily, in an amount at least equal to its obligations under the reverse repurchase agreement.

Reverse repurchase agreements involve the risk that the buyer of the securities sold by the Fund might be unable to deliver them when the Fund seeks to repurchase. If the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

D.Offsetting Assets and Liabilities. The Fund is party to Master Repurchase Agreements that govern transactions between the Fund and selected counterparties. On the Statement of Assets and Liabilities, as permitted by US GAAP, the Fund has elected to offset the amounts owed to these counterparties with the Securities received from the same counterparty under the reverse repurchase agreements. The following table represents amounts offset under the Master Repurchase Agreements.

FolioBeyond Alternative Income and Interest Rate Hedge ETF	Gross Amounts	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts Presented in the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged (Received)	Net Amount
Assets
Reverse Repurchase Agreements	$—	$—	$—	$—	$—	$—
Liabilities
Reverse Repurchase Agreements	$(3,851,000)	$(3,851,000)	$—	$—	$—	$(3,851,000)

Under a reverse repurchase agreement, the Fund sells securities and agrees to repurchase them at a mutually agreed date and price. Reverse repurchase agreements are regarded as a form of secured borrowing by the Fund. Securities sold under reverse repurchase agreements are reflected as a liability in the Statement of Assets and Liabilities. Interest payments made under the reverse repurchase agreements during the six-months ended January 31, 2024 totaled $92,779 and are recorded as a component of interest expense in the Statement of Operations.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

12

FolioBeyond Alternative Income and Interest Rate Hedge ETF

During the six-months ended on January 31, 2024, the average daily balance and average interest rate in effect for reverse repurchase agreements were $3,869,340 and 6.35%, respectively. Below is information about the scheduled maturity date, amount, and interest rate for outstanding reverse repurchase agreements as of January 31, 2024.

Maturity Date	Amount	Interest Rate
February 8, 2024	$3,609,107	6.35%
February 8, 2024	$260,223	6.35%

E.Federal Income Taxes. The Fund has elected to be taxed as a “regulated investment company” and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, the Fund intends to declare as dividends in each calendar year at least 98.0% of its net investment income (earned during the calendar year) and at least 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years.

As of January 31, 2024, the Fund did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Fund identifies its major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statement of Operations.

F.Securities Transactions and Investment Income. Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income is recorded on the ex-dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Debt income is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Trust’s understanding of the applicable country’s tax rules and rates.

G.Distributions to Shareholders. Distributions to shareholders from net investment income, if any, for the Fund are declared and paid at least monthly. Distributions to shareholders from net realized gains on securities, if any, for the Fund normally are declared and paid on an annual basis. Distributions are recorded on the ex-dividend date.

H.Use of Estimates. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenue and expenses during the reporting period. Actual results could differ from those estimates.

I.Share Valuation. The net asset value (“NAV”) per share of the Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of shares outstanding for the Fund, rounded to the nearest cent. The Fund’s shares will not be priced on the days on which the New York Stock Exchange (“NYSE”) is closed for trading.

J.Guarantees and Indemnifications. In the normal course of business, the Fund enters into contracts with service providers that contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Fund expects the risk of loss to be remote.

K.Illiquid Securities. Pursuant to Rule 22e-4 under the 1940 Act, the Fund has adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that the Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that the Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If the Fund should be in a position where the value of illiquid investments held by the Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

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L.Derivatives Transactions. Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Fund currently operates as a “limited derivatives user” for purposes of Rule 18f-4.

M.Recently Issued Accounting Pronouncements. In June 2022, FASB issued Accounting Standards Update 2022-03, which amends Fair Value Measurement (Topic 820): Fair Value Measurement of Equity Securities Subject to Contractual Sale Restrictions (“ASU 2022-03”). ASU 2022-03 clarifies guidance for fair value measurement of an equity security subject to a contractual sale restriction and establishes new disclosure requirements for such equity securities. ASU 2022-03 is effective for fiscal years beginning after December 15, 2023 and for interim periods within those fiscal years, with early adoption permitted. The Fund is currently evaluating the impact, if any, of these amendments on the financial statements.

N.Other Regulatory Matters. In October 2022, the Securities and Exchange Commission (the “SEC”) adopted a final rule relating to Tailored Shareholder Reports for Mutual Funds and Exchange-Traded Funds; Fee Information in Investment Company Advertisements. The rule and form amendments will, among other things, require funds to transmit concise and visually engaging shareholder reports that highlight key information. The amendments will require that funds tag information in a structured data format and that certain more in-depth information be made available online and available for delivery free of charge to investors on request. The amendments became effective January 24, 2023. There is an 18-month transition period after the effective date of the amendment.

NOTE 3 – PRINCIPAL INVESTMENTS RISKS

A.Associated Risk of Investing in Mortgage-Backed Interest Only Securities: The value of interest-only mortgage-backed securities (“MBS IOs”) is more volatile than other types of mortgage-related securities. They are very sensitive not only to declining interest rates, but also to the rate of prepayments. MBS IOs involve the risk that borrowers may default on their mortgage obligations or the guarantees underlying the mortgage-backed securities will default or otherwise fail and that, during periods of falling interest rates, mortgage-backed securities will be called or prepaid, which may result in the Fund having to reinvest proceeds in other investments at a lower interest rate. In addition, because there may be a drop in trading volume, or an inability to find a ready buyer, MBS IOs may be illiquid. In response to changes in interest rates or other market conditions, the value of an inverse IO may decrease at a multiple of the decrease in the value of the underlying securities. If interest rates move in a manner not anticipated by the Sub-Adviser, the Fund could lose all or substantially all of its investment in inverse IOs.

B.Interest Rate Risk. Generally, the value of fixed income securities (not including MBS IOs) will change inversely with changes in interest rates. As interest rates rise, the market value of fixed income securities tends to decrease. Conversely, as interest rates fall, the market value of fixed income securities tends to increase. This risk will be greater for long-term securities than for short-term securities. In addition, the interest rates payable on floating rate securities are not fixed and may fluctuate based upon changes in market rates. The interest rate on a floating rate security is a variable rate which is tied to another interest rate. Floating rate securities are subject to interest rate risk and credit risk.

C.Prepayment Risk. The issuer of certain securities may repay principal in advance, especially when yields fall. Changes in the rate at which prepayments occur can affect the return on investment of these securities. When debt obligations are prepaid or when securities are called, the Fund may have to reinvest in securities with a lower yield. The Fund also may fail to recover additional amounts (i.e., premiums) paid for securities with higher coupons, resulting in an unexpected capital loss.

D.Credit Risk. An issuer or guarantor of debt instruments or the counterparty to a derivatives contract, repurchase agreement or loan of portfolio securities will be unable or unwilling to make its timely interest and/or principal payments or to otherwise honor its obligations. Debt instruments are subject to varying degrees of credit risk, which may be reflected in their credit ratings. There is the chance that the Fund’s portfolio holdings will have their credit ratings downgraded or will default (i.e., fail to make scheduled interest or principal payments), potentially reducing the Fund’s income level or share price.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

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E.Models and Data Risk. The composition of the Fund’s portfolio is dependent on proprietary quantitative models as well as information and data supplied by third parties (“Models and Data”).When Models and Data prove to be incorrect or incomplete, any decisions made in reliance thereon may lead to the inclusion or exclusion of securities from the Fund’s portfolio universe that would have been excluded or included had the Models and Data been correct and completed.

F.Exchange Traded Fund (“ETF”) Risks.

•Authorized Participants, Market Makers, and Liquidity Providers Concentration Risk. The Fund has a limited number of financial institutions that are authorized to purchase and redeem shares of the fund (“Shares”) directly from the Fund (known as “Authorized Participants” or “APs”). In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, Shares may trade at a material discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services; or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Cash Redemption Risk. The Fund’s investment strategy may require it to redeem Shares for cash or to otherwise include cash as part of its redemption proceeds. For example, the Fund may not be able to redeem in-kind certain securities held by the Fund (e.g., derivative instruments and bonds that cannot be broken up beyond certain minimum sizes needed for transfer and settlement). In such a case, the Fund may be required to sell or unwind portfolio investments to obtain the cash needed to distribute redemption proceeds. This may cause the Fund to recognize a capital gain that it might not have recognized if it had made a redemption in-kind. As a result, the Fund may have less cash efficiency and pay out higher annual capital gain distributions to shareholders than if the in-kind redemption process was used.

•Costs of Buying or Selling Shares. Due to the costs of buying or selling Shares, including brokerage commissions imposed by brokers and bid-ask spreads, frequent trading of Shares may significantly reduce investment results and an investment in Shares may not be advisable for investors who anticipate regularly making small investments.

•Shares May Trade at Prices Other Than NAV. As with all ETFs, Shares may be bought and sold in the secondary market at market prices. Although it is expected that the market price of Shares will approximate the Fund’s NAV, there may be times when the market price of Shares is more than the NAV intra-day (premium) or less than the NAV intra-day (discount) due to supply and demand of Shares or during periods of market volatility. This risk is heightened in times of market volatility, periods of steep market declines, and periods when there is limited trading activity for Shares in the secondary market, in which case such premiums or discounts may be significant.

•Trading. Although Shares are listed on a national securities exchange, such as the NYSE Arca, Inc. (the “Exchange”), and may be traded on U.S. exchanges other than the Exchange, there can be no assurance that Shares will trade with any volume, or at all, on any stock exchange. In stressed market conditions, the liquidity of Shares may begin to mirror the liquidity of the Fund’s underlying portfolio holdings, which can be significantly less liquid than Shares.

G.Management Risk. The Fund is actively-managed and may not meet its investment objective based on the Sub-Adviser’s success or failure to implement investment strategies for the Fund.

H.Derivatives Risk. The Fund’s derivative investments have risks, including the imperfect correlation between the value of such instruments and the underlying assets or index; the loss of principal, including the potential loss of amounts greater than the initial amount invested in the derivative instrument; the possible default of the other party to the transaction; and illiquidity of the derivative investments. If a counterparty becomes bankrupt or otherwise fails to perform its obligations under a derivative contract due to financial difficulties, the Fund may experience significant delays in obtaining any recovery under the derivative contract in a bankruptcy or other reorganization proceeding. The derivatives used by the Fund may give rise to a form of leverage. Leverage magnifies the potential for gain and the risk of loss. Certain of the Fund’s transactions in derivatives could also affect the amount, timing, and character of distributions to shareholders, which may result in the Fund realizing more short-term capital gain and ordinary income subject to tax at ordinary income tax rates than it would if it did not engage in such transactions, which may adversely impact the Fund’s after-tax returns.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

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NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

•Options Risk: Options enable the Fund to purchase exposure that is significantly greater than the premium paid. Consequently, the value of such options can be volatile, and a small investment in options can have a large impact on the performance of the Fund. The Fund risks losing all or part of the cash paid (premium) for purchasing options. Even a small decline in the value of a reference asset underlying call options or a small increase in the value of a reference asset underlying put options can result in the entire investment in such options being lost. Additionally, the value of the option may be lost if the Sub-Adviser fails to exercise such option at or prior to its expiration.

•Swap Agreements Risk: Swap agreements are entered into primarily with major global financial institutions for a specified period, which may range from one day to more than six months. In a standard swap transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on particular predetermined reference assets or underlying securities or instruments. The gross return to be exchanged or swapped between the parties is calculated based on a notional amount or the return on or change in value of a particular dollar amount invested in a basket of securities representing a particular sector or index.

I.Fixed Income Risk. The prices of fixed income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. In general, the market price of fixed income securities with longer maturities will increase or decrease more in response to changes in interest rates than shorter-term securities. Changes in government intervention may have adverse effects on investments, volatility, and illiquidity in debt markets. These changes could cause the Fund’s net asset value to fluctuate or make it more difficult for the Fund to accurately value its securities. How specific fixed income securities may react to changes in interest rates will depend on the specific characteristics of each security.

J.General Market Risk. Securities markets and individual securities will increase or decrease in value. Security prices may fluctuate widely over short or extended periods in response to market or economic news and conditions, and securities markets also tend to move in cycles. If there is a general decline in the securities markets, it is possible your investment may lose value regardless of the individual results of the companies in which the Fund invests. The magnitude of up and down price or market fluctuations over time is sometimes referred to as “volatility,” and it can be significant. In addition, different asset classes and geographic markets may experience periods of significant correlation with each other. As a result of this correlation, the securities and markets in which the Fund invests may experience volatility due to market, economic, political or social events and conditions that may not readily appear to directly relate to such securities, the securities’ issuer or the markets in which they trade.

K.Government Securities Risk. The Fund will invest in U.S. Treasury obligations and securities issued or guaranteed by the U.S. Treasury. U.S. government securities are subject to market risk, interest rate risk and credit risk. Securities, such as those issued or guaranteed the U.S. Treasury, that are backed by the full faith and credit of the United States are guaranteed only as to the timely payment of interest and principal when held to maturity and the market prices for such securities will fluctuate. Notwithstanding that these securities are backed by the full faith and credit of the United States, circumstances could arise that would prevent the payment of interest or principal. This would result in losses to the Fund.

L.Newer Fund Risk. The Fund is newer with a limited operating history. As a result, prospective investors have a limited track record or history on which to base their investment decisions.

M.Non-Diversification Risk. The Fund is considered to be non-diversified, which means that it may invest more of its assets in the securities of a single issuer or a smaller number of issuers than if it were a diversified fund. As a result, the Fund may be more exposed to the risks associated with and developments affecting an individual issuer or a smaller number of issuers than a fund that invests more widely. This may increase the Fund’s volatility and cause the performance of a relatively smaller number of issuers to have a greater impact on the Fund’s performance.

N.Other Investment Companies Risk. The Fund will incur higher and duplicative expenses when it invests in ETFs and other investment companies. By investing in another investment company, the Fund becomes a shareholder of that investment company and bears its proportionate share of the fees and expenses of the other investment company. There is also the risk that the Fund may suffer losses due to the investment practices of the underlying funds as the Fund will be subject to substantially the same risks as those associated with the direct ownership of securities held by such investment companies. ETFs may be less liquid than other investments, and thus their share values more volatile than the values of the investments they hold. Investments in ETFs are also subject to the “ETF Risks” described above.

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NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

NOTE 4 – COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Fund pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Fund (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Fund and oversees the day-to-day operations of the Fund, subject to the direction and oversight of the Board. The Adviser provides oversight of FolioBeyond, LLC (the “Sub-Adviser”), the investment sub-adviser to the Fund, and review of the Sub-Adviser’s performance. The Adviser is also responsible for trading portfolio securities for the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Board.

Pursuant to the Advisory Agreement, the Fund pays the Adviser a unitary management fee (the “Management Fee”) based on the average daily net assets of the Fund at the annualized rate of 0.99%. Out of the Management Fee, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Fund, including the cost of transfer agency, custody, fund administration, and all other related services necessary for the Fund to operate. Under the Advisory Agreement, the Adviser has agreed to pay all expenses incurred by the Fund except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the management fee payable to the Adviser. The Management Fees incurred are paid monthly to the Adviser. Management Fees for the six-months ended January 31, 2024 are disclosed in the Statement of Operations.

The Sub-Adviser serves as sub-adviser to the Fund pursuant to a sub-advisory agreement between the Adviser and the Sub-Adviser with respect to the Fund (the “Sub-Advisory Agreement”). Pursuant to the Sub-Advisory Agreement, the Sub-Adviser is responsible for the day-to-day management of the Fund’s portfolio, including determining the securities purchased and sold by the Fund, subject to the supervision of the Adviser and the Board. The Sub-Adviser is paid a fee by the Adviser, which is calculated and paid monthly, at an annual rate of 0.02% of the Fund’s average daily net assets (the “Sub-Advisory Fee”).

The Sub-Adviser has agreed to assume the Adviser’s obligation to pay all of the expenses incurred by the Fund except for the Sub-Advisory Fee and Excluded Expenses. For assuming the payment obligations for the Fund, the Adviser has agreed to pay the Sub-Adviser the profits, if any, generated by the Fund’s unitary fee. Expenses incurred by the Fund and paid by the Sub-Adviser include fees charged by Tidal (defined below), which is the Fund’s administrator and an affiliate of the Adviser.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Fund’s administrator and, in that capacity, performs various administrative and management services for the Fund. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers.

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Fund’s sub-administrator, fund accountant and transfer agent. In those capacities Fund Services performs various administrative and accounting services for the Fund. Fund Services prepares various federal and state regulatory filings, reports and returns for the Fund, including regulatory compliance monitoring and financial reporting; prepares reports and materials to be supplied to the Board; and monitors the activities of the Fund’s custodian. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Fund’s custodian.

Foreside Fund Services, LLC (the “Distributor”) acts as the Fund’s principal underwriter in a continuous public offering of the Fund’s shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Fund.

NOTE 5 – PURCHASES AND SALES OF SECURITIES

For the six months ended January 31, 2024, the cost of purchases and proceeds from the sales or maturities of securities, excluding short-term investments, U.S. government securities and in-kind transactions were $22,819,021 and $16,857,147, respectively.

For the six months ended January 31, 2024, there were no purchases or proceeds from the sales of maturities of long-term U.S. government securities.

For the six months ended January 31, 2024, there were no in-kind transactions associated with creations and redemptions for the Fund.

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NOTE 6 – DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the six-months ended January 31, 2024 (estimated) and year ended July 31, 2023, were as follows:

Distributions paid from:	January 31, 2024	July 31, 2023
Ordinary income	$2,816,445	$5,058,172

As of the fiscal year ended July 31, 2023, the components of distributable (accumulated) earnings/losses on a tax basis were as follows:

July 31, 2023
Cost of investments	$50,099,910
Gross tax unrealized appreciation	6,046,606
Gross tax unrealized depreciation	(626,140)
Net tax unrealized appreciation (depreciation)	5,420,466
Undistributed ordinary income (loss)	361,692
Undistributed long-term capital gain (loss)	—
Total distributable earnings	361,692
Other accumulated gain (loss)	(4,643,381)
Total accumulated gain (loss)	$1,138,777

Net capital losses and net investment losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late year losses), and within the taxable year, are deemed to arise on the first business day of the Fund’s next taxable year. As of the most recent fiscal year ended July 31, 2023, the Fund had not elected to defer any post-October or late year losses. As of the most recent fiscal year ended July 31, 2023, the Fund had short-term and long-term capital loss carryovers of $4,608,728 and $34,653, respectively, both of which do not expire.

NOTE 7 – CREDIT FACILITY

U.S. Bank N.A. has made available to the Fund a credit facility pursuant to a Loan Agreement for temporary or extraordinary purposes. Credit facility details for the six-months ended January 31, 2024, are as follows:

Maximum available credit	$50,000,000
Largest amount outstanding on an individual day	—
Average daily loan outstanding	—
Credit facility outstanding as of January 31, 2024	—
Average interest rate, when in use	—
Interest rate terms	Prime
Interest rate as of January 31, 2024	8.50%
Expiration date	June 26, 2024

Interest expense incurred for the six-months ended January 31, 2024 is disclosed in the Statement of Operations, if applicable. The credit facility is an uncommitted, senior secured 364-day umbrella line of credit used for the benefit of certain funds within the Trust. For the period ended January 31, 2024 there was no interest expense due to borrowings.

The maximum available credit is disclosed at the Trust level. The Fund’s ability to borrow is therefore limited by borrowings of other funds within the Trust which are party to the agreement and to one-third of the Fund’s total assets.

NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

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NOTES TO FINANCIAL STATEMENTS January 31, 2024 (Unaudited) (Continued)

NOTE 8 – SHARE TRANSACTIONS

Shares of the Fund are listed and traded on the Exchange. Market prices for the shares may be different from their NAV. The Fund issues and redeems shares on a continuous basis at NAV generally in large blocks of shares, called “Creation Units.” Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, shares are not redeemable securities of the Fund. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors may purchase shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

The Fund currently offers one class of shares, which has no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for the Fund is $300, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Fund’s Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units of up to a maximum of 0.10% of the value of the Creation Units subject to the transaction. Variable fees are imposed to compensate the Fund for transaction costs associated with the cash transactions. Variable fees received by the Fund, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Fund may issue an unlimited number of shares of beneficial interest, with no par value. All shares of the Fund have equal rights and privileges.

NOTE 9 – RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including rising inflation, uncertainty regarding central banks’ interest rate increases, the possibility of a national or global recession, trade tensions, political events, the war between Russia and Ukraine, significant conflict between Israel and Hamas in the Middle East, and the impact of COVID-19. The global recovery from COVID-19 may last for an extended period of time. As a result of continuing political tensions and armed conflicts, including the war between Ukraine and Russia, the U.S. and the European Union imposed sanctions on certain Russian individuals and companies, including certain financial institutions, and have limited certain exports and imports to and from Russia. The war has contributed to recent market volatility and may continue to do so. The Middle East conflict has led to significant loss of life, damaged infrastructure and escalated tensions both in the region and globally. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated. The Adviser and Sub-Adviser will monitor developments and seek to manage the Fund in a manner consistent with achieving the Fund’s investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 – SUBSEQUENT EVENTS

In preparing these financial statements, the Fund has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. The Fund has determined that there are no subsequent events that would need to be disclosed in the Fund’s financial statements.

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EXPENSE EXAMPLES For the Six-Months Ended January 31, 2024 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions paid on purchases and sales of the Fund’s shares, and (2) ongoing costs, including management fees of the Fund. The example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other funds. The examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period indicated, which is from August 1, 2023, to January 31, 2024.

Actual Expenses

The first line of the following table provides information about actual account values and actual expenses. To the extent the Fund invests in shares of other investment companies as part of its investment strategy, you will indirectly bear your proportionate share of any fees and expenses charged by the underlying funds in which the Fund invests in addition to the expenses of the Fund. Actual expenses of the underlying funds are expected to vary among the various underlying funds. These expenses are not included in the example. The example includes, but is not limited to, unitary fees. However, the example does not include portfolio trading commissions and related expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then, multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period’’ to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the following table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of the Fund’s shares. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. If these transactional costs were included, your costs would have been higher.

	Beginning Account Value August 1, 2023	Ending Account Value January 31, 2024	Expenses Paid During the Period August 1, 2023 – January 31, 2024(1)
Actual	$1,000.00	$1,031.80	$6.49
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.75	$6.44

(1) Expenses are equal to the Fund’s annualized expense ratio for the most recent six-month period of 1.27%, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the most recent six month period).

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FolioBeyond Alternative Income and Interest Rate Hedge ETF

Investment Advisory and Sub-Advisory Agreements Renewal

The Board of Trustees (the “Board” or the “Trustees”) of Tidal ETF Trust (the “Trust”) met at a meeting held on September 19, 2023 to consider the renewal of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust, on behalf of the FolioBeyond Alternative Income and Interest Rate Hedge ETF (the “Fund”), a series of the Trust, and Tidal Investments LLC (formerly, Toroso Investments, LLC), the Fund’s investment adviser (the “Adviser”). Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Advisory Agreement, due diligence materials relating to the Adviser (including the due diligence response completed by the Adviser with respect to a specific request letter from outside legal counsel to the Trust and Independent Trustees, the Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Adviser, biographical information of the Adviser’s key management and compliance personnel, detailed comparative information regarding the unitary advisory fee for the Fund, and information regarding the Adviser’s compliance program) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended (the “Independent Trustees”)), approved the renewal of the Advisory Agreement for an additional one-year term.

Discussion of Factors Considered

In considering the renewal of the Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of the Adviser’s overall services provided to the Fund as well as its specific responsibilities in all aspects of day-to-day investment management of the Fund, including trade execution and recommendations with respect to the hiring, termination, or replacement of sub- advisers to the Fund. The Board considered the qualifications, experience and responsibilities of the Adviser’s investment management team, including Michael Venuto and Charles Ragauss, who each serve as a portfolio manager to the Fund, as well as the responsibilities of other key personnel of the Adviser involved in the day-to-day activities of the Fund. The Board reviewed due diligence information provided by the Adviser, including information regarding the Adviser’s compliance program, its compliance personnel and compliance record, as well as the Adviser’s cybersecurity program and business continuity plan. The Board noted that the Adviser does not manage any other accounts that utilize a strategy similar to that employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategy and restrictions, oversight of FolioBeyond, LLC (“FolioBeyond” or the “Sub-Adviser”), the Fund’s sub-adviser, and other service providers to the Fund, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, the investment purpose and potential benefits and risks of the Fund’s use of derivatives instruments, if applicable, and monitoring the extent to which the Fund achieves its investment objective as an actively-managed ETF. The Board noted that the Adviser is responsible for trade execution for the Fund and the Sub-Adviser is responsible for portfolio investment decisions for the Fund, subject to the supervision of the Adviser.

The Board concluded that the Adviser had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as the Adviser’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Adviser. The Board considered the investment performance of the Fund and the Adviser. The Board also considered the Fund’s performance against its benchmark index and peer group. The Board also considered that because the portfolio investment decision-making for the Fund is performed by the Sub-Adviser, the Fund’s performance is not the direct result of investment decisions made by the Adviser.

The Board discussed the performance of the Fund on an absolute basis, in comparison to its benchmark index (the Bloomberg U.S. Aggregate Bond Index), a secondary index (the ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index), and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. nontraditional bond funds) (the “Morningstar Peer Group”). The Board noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index and the ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index for the year-to-date, one-year and since inception periods ended June 30, 2023. The Board also noted that the Fund had outperformed the Morningstar Peer Group average over the year-to-date and one-year periods ended July 31, 2023.

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FolioBeyond Alternative Income and Interest Rate Hedge ETF

Investment Advisory and Sub-Advisory Agreements Renewal (Continued)

After considering all of the information the Board concluded that the performance of the Fund was satisfactory under current market conditions and that the Adviser has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from the Adviser’s continued management.

3.Cost of Services Provided and Profits Realized by the Adviser. The Board considered the cost of services and the structure of the Adviser’s advisory fee, including a review of comparative expenses, expense components and peer group selection. The Board took into consideration that the advisory fee for the Fund was a “unitary fee,” meaning that the Fund pays no expenses other than the advisory fee and certain other costs such as interest, brokerage, and extraordinary expenses and, to the extent it is implemented, fees pursuant to the Fund’s Rule 12b-1 Plan. The Board noted that the Adviser continues to be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fees and resources, subject to the Sub- Adviser’s contractual agreement to assume a portion of such obligation in exchange for a corresponding portion of the profits, if any, generated by the Fund’s unitary fee. The Board also considered the overall profitability of the Adviser and examined the level of profits accrued to the Adviser from the fees payable under the Advisory Agreement. The Board considered that the Fund’s advisory fee of 0.99% was above the Morningstar Peer Group average of 0.71% and that the Fund’s expense ratio of 0.99% was above the Morningstar Peer Group average of 0.65%.

The Board concluded that the Fund’s expense ratio and the advisory fee were fair and reasonable in light of the comparative performance, advisory fee and expense information and the investment management services provided to the Fund by the Adviser given the nature of the Fund’s investment strategy. The Board also evaluated, based on a profitability analysis prepared by the Adviser, the fees received by the Adviser and its affiliates and the profit realized by the Adviser from its relationship with the Fund, and concluded that the fees had not been, and currently were not, excessive, and the Board further concluded that the Adviser had adequate financial resources to support its services to the Fund from the revenues of its overall investment advisory business.

4.Extent of Economies of Scale as each Fund Grows. The Board compared the Fund’s expenses relative to its Morningstar Peer Group and discussed realized and potential economies of scale. The Board considered the potential economies of scale that the Fund might realize under the structure of the advisory fee. The Board noted that the advisory fee did not contain any breakpoint reductions as the Fund’s assets grow in size, but that the Adviser would evaluate future circumstances that may warrant breakpoints in the fee structure.

5.Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by the Adviser and its affiliates from association with the Fund. The Board concluded that the benefits the Adviser may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the Advisory Agreement are fair and reasonable; (b) the advisory fee is reasonable in light of the services that the Adviser provides to the Fund; and (c) the approval of the renewal of the Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

At the meeting held on September 19, 2023, the Board also considered the renewal of the sub-advisory agreement (the “Sub-Advisory Agreement”) for the Fund, entered into between the Adviser and FolioBeyond. Prior to this meeting, the Board requested and received materials to assist them in considering the renewal of the Sub-Advisory Agreement. The materials provided contained information with respect to the factors enumerated below, including a copy of the Sub-Advisory Agreement, a memorandum prepared by outside legal counsel to the Trust and the Independent Trustees discussing in detail the Trustees’ fiduciary obligations and the factors they should assess in considering the renewal of the Sub-Advisory Agreement, due diligence materials prepared by the Sub-Adviser (including the due diligence response completed by the Sub-Adviser with respect to a specific request letter from outside legal counsel to the Trust and the Independent Trustees, the Sub-Adviser’s Form ADV, select ownership, organizational, financial and insurance information for the Sub-Adviser, biographical information of key management and compliance personnel, and the Sub-Adviser’s compliance manual and code of ethics) and other pertinent information. Based on their evaluation of the information provided, the Trustees, by a unanimous vote (including a separate vote of the Independent Trustees), approved the renewal of the Sub-Advisory Agreement for an additional one-year term.

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FolioBeyond Alternative Income and Interest Rate Hedge ETF

Investment Advisory and Sub-Advisory Agreements Renewal (Continued)

Discussion of Factors Considered

In considering the renewal of the Sub-Advisory Agreement and reaching their conclusions, the Trustees reviewed and analyzed various factors that they determined were relevant, including the factors enumerated below.

1.Nature, Extent and Quality of Services Provided. The Board considered the nature, extent and quality of FolioBeyond’s overall services provided to the Fund as well as its specific responsibilities in aspects of day-to-day investment management of the Fund. The Board considered the qualifications, experience and responsibilities of Yung Lim and Dean Smith who each serve as a portfolio manager for the Fund, as well as the responsibilities of other key personnel of FolioBeyond involved in the day-to-day activities of the Fund. The Board reviewed the due diligence information provided by FolioBeyond, including information regarding FolioBeyond’s compliance program, its compliance personnel and compliance record, as well as FolioBeyond’s cybersecurity program and business continuity plan. The Board noted that the Sub-Adviser does not manage any other accounts that utilize a strategy similar to that to be employed by the Fund.

The Board also considered other services provided to the Fund, such as monitoring adherence to the Fund’s investment strategies and restrictions, monitoring compliance with various Fund policies and procedures and with applicable securities regulations, monitoring the extent to which the Fund meets its investment objective as an actively-managed ETF and quarterly reporting to the Board. The Board noted that FolioBeyond is responsible for the Fund’s investment selection, subject to oversight by the Adviser.

The Board concluded that FolioBeyond had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the FolioBeyond Sub-Advisory Agreement and managing the Fund and that the nature, overall quality and extent of the management services provided to the Fund, as well as FolioBeyond’s compliance program, were satisfactory.

2.Investment Performance of the Fund and the Sub-Adviser. In considering Fund performance, the Board noted that FolioBeyond is responsible for selecting investments for the Fund. Accordingly, the Board discussed the performance of the Fund on an absolute basis, in comparison to its benchmark index (the Bloomberg U.S. Aggregate Bond Index), a secondary index (the ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index), and in comparison to a peer group of funds based on comparative information prepared by Fund Services utilizing data provided by Morningstar Direct (a peer group of U.S. nontraditional bond funds) (the “Morningstar Peer Group”). The Board noted that the Fund outperformed the Bloomberg U.S. Aggregate Bond Index and the ICE U.S. Treasury 7-10 Year Bond 1X Inverse Index for the year-to-date, one-year and since inception periods ended June 30, 2023. The Board also noted that the Fund had outperformed the Morningstar Peer Group average over the year-to-date and one-year periods ended July 31, 2023.

After considering all of the information, the Board concluded that the performance of the Fund was satisfactory under current market conditions and that FolioBeyond has the necessary expertise and resources in providing investment advisory services in accordance with the Fund’s investment objective and strategies. Although past performance is not a guarantee or indication of future results, the Board determined that the Fund and its shareholders were likely to benefit from FolioBeyond’s continued management.

3.Cost of Services Provided and Profits Realized by the Sub-Adviser. The Board considered the structure of the sub-advisory fees paid by the Adviser to FolioBeyond under the FolioBeyond Sub-Advisory Agreement. The Board noted that the Adviser represented to the Board that the sub - advisory fees payable under the FolioBeyond Sub-Advisory Agreement were reasonable in light of the services performed by FolioBeyond. Since the sub-advisory fees are paid by the Adviser, the overall advisory fees paid by the Fund are not directly affected by the sub-advisory fees paid to FolioBeyond. Consequently, the Board did not consider the cost of services provided by FolioBeyond or profitability from its relationship with the Fund to be material factors for consideration given that FolioBeyond is not affiliated with the Adviser and, therefore, the sub - advisory fees paid to FolioBeyond were negotiated on an arm’s-length basis. Based on all of these factors, the Board concluded that the sub-advisory fees paid to FolioBeyond by the Adviser reflected appropriate allocations of the advisory fees and were reasonable in light of the services provided by FolioBeyond.

4.Extent of Economies of Scale as the Fund Grows. Since the sub-advisory fees payable to FolioBeyond are not paid by the Fund, the Board did not consider whether the sub -advisory fees should reflect any realized or potential economies of scale that might be realized as the Fund’s assets increase.

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FolioBeyond Alternative Income and Interest Rate Hedge ETF

Investment Advisory and Sub-Advisory Agreements Renewal (Continued)

5.Benefits Derived from the Relationship with the Fund. The Board considered the direct and indirect benefits that could be received by FolioBeyond from its association with the Fund. The Board concluded that the benefits FolioBeyond may receive, such as greater name recognition or the ability to attract additional investor assets, appear to be reasonable and in many cases may benefit the Fund.

Conclusion. Based on the Board’s deliberations and its evaluation of the information described above, with no single factor determinative of a conclusion, the Board, including the Independent Trustees, unanimously concluded that: (a) the terms of the FolioBeyond Sub - Advisory Agreement are fair and reasonable; (b) the sub-advisory fees are reasonable in light of the services that FolioBeyond provides to the Fund; and (c) the approval of the renewal of the FolioBeyond Sub-Advisory Agreement for an additional one-year term was in the best interests of the Fund and its shareholders.

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FolioBeyond Alternative Income and Interest Rate Hedge ETF

In accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (“Rule 22e-4”), Tidal ETF Trust (the “Trust”), on behalf of its series, the FolioBeyond Alternative Income and Interest Rate Hedge ETF (the “Fund”), has adopted and implemented a liquidity risk management program (the “Program”). The Program seeks to promote effective liquidity risk management for the Fund and to protect the Fund’s shareholders from dilution of their interests. The Trust’s Board of Trustees (the “Board”) has approved the designation of Tidal Investments LLC (f/k/a Toroso Investments, LLC), the Fund’s investment adviser, as the program administrator (the “Program Administrator”). The Program Administrator has further delegated administration of the Program to a member of its compliance team. The Program Administrator has also delegated certain responsibilities under the Program to the investment sub-adviser of the Fund; however, the Program Administrator remains responsible for the overall administration and operation of the Program. The Program Administrator is required to provide a written annual report to the Board regarding the adequacy and effectiveness of the Program, including the operation of the highly liquid investment minimum, if applicable, and any material changes to the Program.

On August 24, 2023, the Board reviewed the Program Administrator’s written annual report for the period October 1, 2022 through June 30, 2023 (the “Report”). The Program assesses liquidity risk under both normal and reasonably foreseeable stressed market conditions. The risk is managed by monitoring the degree of liquidity of a fund’s investments, limiting the amount of illiquid investments and utilizing various risk management tools and facilities available to a fund, among other means. The Trust has engaged the services of ICE Data Services, Inc., a third-party vendor, to provide daily portfolio investment classification services to assist in the Program Administrator’s assessment. The Report noted that no highly liquid investment minimum is required for the Fund because the Fund qualifies as a primarily highly liquid fund (as defined under Rule 22e-4).The Report noted that there were no breaches of the restrictions on acquiring or holding greater than 15% illiquid investments of the Fund during the review period. The Report confirmed that the Fund’s investment strategies remained appropriate for an open-end fund and that the Fund was able to meet requests for redemptions without significant dilution of remaining investors’ interests in the Fund. The Report noted that no material changes had been made to the Program during the review period. The Program Administrator determined that the Program complies with the requirements of Rule 22e-4 and is reasonably designed and operating effectively.

STATEMENT REGARDING LIQUIDITY RISK MANAGEMENT PROGRAM (Unaudited)

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FolioBeyond Alternative Income and Interest Rate Hedge ETF

ADDITIONAL INFORMATION (Unaudited)

INFORMATION ABOUT PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available upon request without charge, by calling (866) 497-4963 or by accessing the Fund’s website at www.etfs.foliobeyond.com. Furthermore, you can obtain the description on the SEC’s website at www.sec.gov.

Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available upon request without charge by calling (866) 497-4963 or by accessing the SEC’s website at www.sec.gov.

INFORMATION ABOUT THE PORTFOLIO HOLDINGS (Unaudited)

The Fund’s portfolio holdings are posted on the Fund’s website daily at www.etfs.foliobeyond.com. The Fund files its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters on Part F of Form N-PORT. The Fund’s Part F of Form N-PORT is available without charge, upon request, by calling (866) 497-4963. Furthermore, you can obtain the Part F of Form N-PORT on the SEC’s website at www.sec.gov.

FREQUENCY DISTRIBUTION OF PREMIUMS AND DISCOUNTS (Unaudited)

Information regarding how often shares of the Fund trades on the Exchange at a price above (i.e., at a premium) or below (i.e., at a discount) to its daily NAV is available, without charge, on the Fund’s website at www.etfs.foliobeyond.com.

INFORMATION ABOUT THE FUND’S TRUSTEES (Unaudited)

The Statement of Additional Information (“SAI”) includes additional information about the Fund’s Trustees and is available without charge, upon request, by calling (866) 497-4963. Furthermore, you can obtain the SAI on the SEC’s website at www.sec.gov or the Fund’s website at www.etfs.foliobeyond.com.

Investment Adviser
Tidal Investments LLC
(f/k/a Toroso Investments, LLC)
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Investment Sub-Adviser
FolioBeyond, LLC
1050 Park Avenue, Suite 6A
New York, New York 10028

Independent Registered Public Accounting Firm
Cohen & Company, Ltd.
342 North Water Street, Suite 830
Milwaukee, Wisconsin 53202

Legal Counsel
Godfrey & Kahn, S.C.
833 East Michigan Street, Suite 1800
Milwaukee, Wisconsin 53202

Custodian
U.S. Bank N.A.
1555 North RiverCenter Drive, Suite 302
Milwaukee, Wisconsin 53212

Fund Administrator
Tidal ETF Services LLC
234 West Florida Street, Suite 203
Milwaukee, Wisconsin 53204

Transfer Agent, Fund Accountant and Fund Sub-Administrator
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, Wisconsin 53202

Distributor
Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, Maine 04101

Fund Information
Fund	Ticker	CUSIP
FolioBeyond Alternative Income and Interest Rate Hedge ETF	RISR	886364637

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6. Investments.

(a) Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b) Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of Trustees.

Item 11. Controls and Procedures.

(a)	The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not applicable.

(2) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable to open-end investment companies.

(4) Change in the registrant’s independent public accountant. There was no change in the registrant’s independent public accountant for the period covered by this report.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal ETF Trust

By (Signature and Title)	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 5, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, President/Principal Executive Officer

Date	April 5, 2024

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	April 5, 2024

* Print the name and title of each signing officer under his or her signature.